Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended							1 Months Ended		12 Months Ended
	Sep. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010 Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited		Jun. 30, 2009 798 Entertainment Limited	Jun. 09, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited Before issuance of the class B Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited After issuance of the class B Ordinary Shares	Sep. 30, 2010 798 Entertainment Limited Class B Ordinary Shares	Jul. 31, 2009 798 Entertainment Limited Class B Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited Class B Ordinary Shares Adjusted
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock share, issued		794,003,193	794,003,193									345,722
Common stock, conversion price												$ 28.92	$ 3.88
Percentage of legal ownership					67.80%	[1]			100.00%	74.30%
Convertible notes, principal amount					$ 10,000		$ 10,000	$ 10,000
Number of third-party investors							2
Conversion of convertible notes	78,814,628			78,814,628							129,668

[1]	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor. These class B Ordinary Shares are convertible into 798 Entertainment's ordinary shares, the conversion price is initially set at $28.92 and will be adjusted downward if 798 Entertainment cannot meet its performance target. As of December 31, 2012, the adjusted conversion price was $3.88. As a result of the issuance of the class B Ordinary Shares, the Group's ownership in 798 Entertainment was changed from 100% to 74.3%. In June 2009, 798 Entertainment issued convertible notes for of $10,000 to another two third-party investors. In September 2010, these investors exercised their option to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company's Ordinary Shares. As a result, the Group's ownership in 798 Entertainment was further reduced to 67.8%.